Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net consists - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Subtotal	$ 9,960,736	$ 10,461,600
Less: accumulated depreciation	(5,710,098)	(5,780,247)
Property, plant and equipment, net	$ 4,250,638	4,681,353
Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful life	20 years
Subtotal	$ 7,492,360	7,808,006
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 77,932	2,047,338
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,912,525	116,370
Automobiles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Automobiles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Office and electric equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 477,919	$ 489,886
Office and electric equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Office and electric equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years